Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Summary of cash and cash equivalents balance

Cash and cash equivalents balance as of December 31, 2019 and 2020 primarily consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Short‑term bank deposits with initial terms within three months	92,400	437,948
Cash at bank	43,144	676,040
Cash and cash equivalents	135,544	1,113,988

Cash and cash equivalents consist of the following currencies:

	As of December 31,
	2019		2020
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	134,247	134,247	1,046,400	1,046,400
US$	184	1,284	10,351	67,544
Hong Kong dollars (“HK$”)	14	13	52	44
Total		135,544		1,113,988